Eaton Vance

Focused Value Opportunities Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.9%
Hexcel Corp.	89,474	$3,238,064
Huntington Ingalls Industries, Inc.	17,141	3,426,314

		$6,664,378

Banks — 9.5%
Bank of America Corp.	285,245	$6,880,109
PNC Financial Services Group, Inc. (The)	42,370	4,831,875
Truist Financial Corp.	119,014	4,377,335

		$16,089,319

Beverages — 2.1%
PepsiCo, Inc.	27,181	$3,575,661

		$3,575,661

Building Products — 2.2%
A.O. Smith Corp.	79,480	$3,775,300

		$3,775,300

Capital Markets — 5.1%
Goldman Sachs Group, Inc. (The)	27,102	$5,325,272
Raymond James Financial, Inc.	48,455	3,356,962

		$8,682,234

Containers & Packaging — 2.4%
Packaging Corp. of America	39,619	$4,017,763

		$4,017,763

Diversified Telecommunication Services — 3.9%
Verizon Communications, Inc.	115,850	$6,647,473

		$6,647,473

Electric Utilities — 5.6%
Edison International	72,220	$4,196,704
NextEra Energy, Inc.	20,807	5,317,437

		$9,514,141

Entertainment — 3.7%
Walt Disney Co. (The)	53,953	$6,328,687

		$6,328,687

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.3%
CubeSmart	135,249	$3,849,186

		$3,849,186

Food Products — 5.2%
General Mills, Inc.	64,132	$4,042,881
Mondelez International, Inc., Class A	93,206	4,857,897

		$8,900,778

Health Care Equipment & Supplies — 3.6%
Medtronic PLC	62,251	$6,136,704

		$6,136,704

Hotels, Restaurants & Leisure — 2.1%
Starbucks Corp.	45,684	$3,562,895

		$3,562,895

Insurance — 6.5%
Allstate Corp. (The)	39,360	$3,849,802
Reinsurance Group of America, Inc.	36,943	3,352,577
Travelers Cos., Inc. (The)	35,164	3,761,845

		$10,964,224

IT Services — 6.9%
Cognizant Technology Solutions Corp., Class A	79,593	$4,218,429
Euronet Worldwide, Inc.(1)	39,088	3,702,806
Fidelity National Information Services, Inc.	27,347	3,796,584

		$11,717,819

Machinery — 4.3%
Ingersoll Rand, Inc.(1)	127,721	$3,601,732
Stanley Black & Decker, Inc.	30,128	3,779,558

		$7,381,290

Media — 2.2%
Fox Corp., Class A	130,260	$3,799,684

		$3,799,684

Metals & Mining — 4.2%
Rio Tinto PLC ADR	69,169	$3,729,593
Steel Dynamics, Inc.	128,977	3,425,629

		$7,155,222

Multi-Utilities — 2.4%
CMS Energy Corp.	68,291	$4,000,487

		$4,000,487

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.7%
ConocoPhillips	91,531	$3,860,777
EOG Resources, Inc.	60,713	3,094,542
Phillips 66	56,282	4,404,629

		$11,359,948

Pharmaceuticals — 7.1%
Johnson & Johnson	53,162	$7,907,848
Sanofi	42,480	4,155,171

		$12,063,019

Semiconductors & Semiconductor Equipment — 2.1%
QUALCOMM, Inc.	43,965	$3,555,889

		$3,555,889

Specialty Retail — 4.5%
Best Buy Co., Inc.	50,920	$3,976,343
Lowe’s Cos., Inc.	27,880	3,634,158

		$7,610,501

Total Common Stocks (identified cost $165,744,604)		$167,352,602

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(2)	2,617,509	$2,617,509

Total Short-Term Investments (identified cost $2,617,770)		$2,617,509

Total Investments — 100.0% (identified cost $168,362,374)		$169,970,111

Other Assets, Less Liabilities — (0.0)%(3)		$(61,719)

Net Assets — 100.0%		$169,908,392

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

(3)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $2,617,509, which represents 1.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,105,881	$14,948,639	$(13,435,404)	$(1,333)	$(274)	$2,617,509	$2,452	2,617,509

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$16,775,844	$—		$—	$16,775,844
Consumer Discretionary	11,173,396	—		—	11,173,396
Consumer Staples	12,476,439	—		—	12,476,439
Energy	11,359,948	—		—	11,359,948
Financials	35,735,777	—		—	35,735,777
Health Care	14,044,552	4,155,171		—	18,199,723
Industrials	17,820,968	—		—	17,820,968
Information Technology	15,273,708	—		—	15,273,708
Materials	11,172,985	—		—	11,172,985
Real Estate	3,849,186	—		—	3,849,186
Utilities	13,514,628	—		—	13,514,628
Total Common Stocks	$163,197,431	$4,155,171	*	$—	$167,352,602
Short-Term Investments	$—	$2,617,509		$—	$2,617,509
Total Investments	$163,197,431	$6,772,680		$—	$169,970,111

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.